Stock-based compensation - Restricted share unit plan (Details) - CAD ($) $ / shares in Units, $ in Thousands	2 Months Ended	12 Months Ended
	Feb. 19, 2020	Dec. 31, 2019	Dec. 31, 2018
Performance restricted share units (PSUs)
Number of units
Beginning balance (in shares)	481,907	741,117	896,633
Granted (in shares)		122,274	197,763
Vested (in shares)		(372,924)
Forfeited (in shares)		(8,560)
Ending balance (in shares)		481,907	741,117
Weighted-average exercise price $ per share
Outstanding, beginning of period (CAD per unit)	$ 8.85	$ 5.92	$ 4.81
Granted, Weighted average exercise price (CAD per unit)		13.12	8.01
Vested, Weighted average exercise price (CAD per unit)		4.45	4.27
Forfeited, Weighted average exercise price (CAD per unit)		8.09
Outstanding, end of period (CAD per unit)		$ 8.85	$ 5.92
Liability classified restricted share unit plan | Restricted share units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period for recognition in years following grant		2 years
Award vesting period		3 years
Equity classified restricted share unit plan | Restricted share units (RSUs)
Number of units
Beginning balance (in shares)	650,077	948,093	1,189,933
Granted (in shares)		193,450	266,196
Vested (in shares)		(465,194)	(487,376)
Settled (in shares)		426,514	487,376
Forfeited (in shares)		(26,272)	(20,660)
Ending balance (in shares)		650,077	948,093
Weighted-average exercise price $ per share
Outstanding, beginning of period (CAD per unit)	$ 9.35	$ 5.88	$ 4.22
Granted, Weighted average exercise price (CAD per unit)		13.40	8.02
Vested, Weighted average exercise price (CAD per unit)		4.15	3.01
Forfeited, Weighted average exercise price (CAD per unit)		6.01	5.45
Outstanding, end of period (CAD per unit)		$ 9.35	$ 5.88
Total unrecognized compensation costs related to non-vested non-option share-based payment arrangements		$ 3,104	$ 2,754
Period for award recognition		1 year 3 months 18 days	1 year 3 months 18 days
Settled (in shares)		426,514	487,376
Equity classified restricted share unit plan | Performance restricted share units (PSUs)
Number of units
Vested (in shares)		(372,924)	(353,279)
Settled (in shares)		334,244
Weighted-average exercise price $ per share
Total unrecognized compensation costs related to non-vested non-option share-based payment arrangements		$ 2,905	$ 2,713
Period for award recognition		1 year 2 months 12 days	1 year 3 months 18 days
Settled (in shares)		334,244
Subsequent event | Equity classified restricted share unit plan | Restricted share units (RSUs)
Number of units
Settled (in shares)	38,680
Weighted-average exercise price $ per share
Settled (in shares)	38,680